Intangible assets and goodwill - Summary of Intangible Assets (Detail) - USD ($)	12 Months Ended			36 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2024
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	$ 487,012,000	$ 411,521,000	$ 358,908,000	$ 358,908,000
Additions other than through business combinations, intangible assets and goodwill	(15,151,000)	(4,307,000)	(10,843,000)
Disposals, intangible assets and goodwill		(3,000)	(50,000)
Increase (decrease) through transfers, intangible assets and goodwill	0	0	0
Acquisitions through business combinations, intangible assets and goodwill	290,748,000	76,671,000	63,008,000
CTA	(61,743,000)	3,130,000	498,000
Intangible assets and goodwill at end of period	700,866,000	487,012,000	411,521,000	700,866,000
Impairment of intangible assets	0	0	0
Gross carrying amount
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	590,490,000	496,304,000	425,832,000	425,832,000
Additions other than through business combinations, intangible assets and goodwill	15,576,000	18,063,000	6,536,000
Disposals, intangible assets and goodwill		(3,311,000)	(50,000)
Increase (decrease) through transfers, intangible assets and goodwill	0	0	0
Acquisitions through business combinations, intangible assets and goodwill	290,748,000	76,671,000	63,272,000
CTA	(63,624,000)	2,763,000	714,000
Intangible assets and goodwill at end of period	833,190,000	590,490,000	496,304,000	833,190,000
Gross carrying amount | Placement agents
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	46,041,000	42,148,000	36,804,000	36,804,000
Additions other than through business combinations, intangible assets and goodwill	10,897,000	6,598,000	5,263,000
Disposals, intangible assets and goodwill		(3,308,000)	(50,000)
Increase (decrease) through transfers, intangible assets and goodwill	0	0	0
Acquisitions through business combinations, intangible assets and goodwill	0	0	0
CTA	(3,538,000)	603,000	131,000
Intangible assets and goodwill at end of period	53,400,000	46,041,000	42,148,000	53,400,000
Gross carrying amount | Contractual Rights Intangible Asset [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	88,092,000	44,156,000	44,156,000	44,156,000
Additions other than through business combinations, intangible assets and goodwill	0	10,473,000	0
Disposals, intangible assets and goodwill		0	0
Increase (decrease) through transfers, intangible assets and goodwill	2,139,000	0	0
Acquisitions through business combinations, intangible assets and goodwill	216,733,000	30,911,000	0
CTA	(25,845,000)	2,552,000	0
Intangible assets and goodwill at end of period	281,119,000	88,092,000	44,156,000	281,119,000
Gross carrying amount | Non Contractual Customer Relationships [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	120,795,000	110,591,000	84,705,000	84,705,000
Additions other than through business combinations, intangible assets and goodwill	0	0	0
Disposals, intangible assets and goodwill		0	0
Increase (decrease) through transfers, intangible assets and goodwill	(2,139,000)	0	335,000
Acquisitions through business combinations, intangible assets and goodwill	0	10,560,000	25,366,000
CTA	(7,874,000)	(356,000)	185,000
Intangible assets and goodwill at end of period	110,782,000	120,795,000	110,591,000	110,782,000
Gross carrying amount | Computer software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	4,564,000	3,515,000	1,848,000	1,848,000
Additions other than through business combinations, intangible assets and goodwill	4,679,000	992,000	1,273,000
Disposals, intangible assets and goodwill		(3,000)	0
Increase (decrease) through transfers, intangible assets and goodwill	0	0	0
Acquisitions through business combinations, intangible assets and goodwill	0	0	264,000
CTA	(790,000)	60,000	130,000
Intangible assets and goodwill at end of period	8,453,000	4,564,000	3,515,000	8,453,000
Gross carrying amount | Brand names [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	19,824,000	19,075,000	15,428,000	15,428,000
Additions other than through business combinations, intangible assets and goodwill	0	0	0
Disposals, intangible assets and goodwill		0	0
Increase (decrease) through transfers, intangible assets and goodwill	0	0	0
Acquisitions through business combinations, intangible assets and goodwill	0	868,000	3,617,000
CTA	(1,826,000)	(119,000)	30,000
Intangible assets and goodwill at end of period	17,998,000	19,824,000	19,075,000	17,998,000
Gross carrying amount | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	311,174,000	276,819,000	242,891,000	242,891,000
Additions other than through business combinations, intangible assets and goodwill	0	0	0
Disposals, intangible assets and goodwill		0	0
Increase (decrease) through transfers, intangible assets and goodwill	0	0	(335,000)
Acquisitions through business combinations, intangible assets and goodwill	68,446,000	34,332,000	34,025,000	136,803,000
CTA	(23,662,000)	23,000	238,000
Intangible assets and goodwill at end of period	355,958,000	311,174,000	276,819,000	355,958,000
Gross carrying amount | Non-compete –Aberdeen & Nexus [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	0
Additions other than through business combinations, intangible assets and goodwill	0
Increase (decrease) through transfers, intangible assets and goodwill	0
Acquisitions through business combinations, intangible assets and goodwill	5,569,000
CTA	(89,000)
Intangible assets and goodwill at end of period	5,480,000	0		5,480,000
Accumulated depreciation and amortisation
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	(103,478,000)	(84,783,000)	(66,924,000)	(66,924,000)
Additions other than through business combinations, intangible assets and goodwill	(30,727,000)	(22,370,000)	(17,379,000)
Disposals, intangible assets and goodwill		3,308,000	0
Increase (decrease) through transfers, intangible assets and goodwill	0	0	0
Acquisitions through business combinations, intangible assets and goodwill	0	0	(264,000)
CTA	1,881,000	367,000	(216,000)
Intangible assets and goodwill at end of period	(132,324,000)	(103,478,000)	(84,783,000)	(132,324,000)
Accumulated depreciation and amortisation | Placement agents
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	(31,244,000)	(32,503,000)	(30,996,000)	(30,996,000)
Additions other than through business combinations, intangible assets and goodwill	(2,782,000)	(1,931,000)	(1,442,000)
Disposals, intangible assets and goodwill		3,308,000	0
Increase (decrease) through transfers, intangible assets and goodwill	0	0	0
Acquisitions through business combinations, intangible assets and goodwill	0	0	0
CTA	607,000	(118,000)	(65,000)
Intangible assets and goodwill at end of period	(33,419,000)	(31,244,000)	(32,503,000)	(33,419,000)
Accumulated depreciation and amortisation | Contractual Rights Intangible Asset [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	(39,694,000)	(36,577,000)	(34,051,000)	(34,051,000)
Additions other than through business combinations, intangible assets and goodwill	(12,648,000)	(3,123,000)	(2,526,000)
Disposals, intangible assets and goodwill		0	0
Increase (decrease) through transfers, intangible assets and goodwill	4,359,000	0	0
Acquisitions through business combinations, intangible assets and goodwill	0	0	0
CTA	(533,000)	6,000	0
Intangible assets and goodwill at end of period	(48,516,000)	(39,694,000)	(36,577,000)	(48,516,000)
Accumulated depreciation and amortisation | Non Contractual Customer Relationships [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	(23,238,000)	(10,653,000)	(785,000)	(785,000)
Additions other than through business combinations, intangible assets and goodwill	(9,091,000)	(12,970,000)	(9,773,000)
Disposals, intangible assets and goodwill		0	0
Increase (decrease) through transfers, intangible assets and goodwill	(4,359,000)	0	0
Acquisitions through business combinations, intangible assets and goodwill	0	0	0
CTA	731,000	385,000	(95,000)
Intangible assets and goodwill at end of period	(35,957,000)	(23,238,000)	(10,653,000)	(35,957,000)
Accumulated depreciation and amortisation | Computer software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	(2,374,000)	(1,539,000)	(839,000)	(839,000)
Additions other than through business combinations, intangible assets and goodwill	(1,520,000)	(793,000)	(410,000)
Disposals, intangible assets and goodwill		0	0
Increase (decrease) through transfers, intangible assets and goodwill	0	0	0
Acquisitions through business combinations, intangible assets and goodwill	0	0	(264,000)
CTA	482,000	(42,000)	(26,000)
Intangible assets and goodwill at end of period	(3,412,000)	(2,374,000)	(1,539,000)	(3,412,000)
Accumulated depreciation and amortisation | Brand names [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	(6,928,000)	(3,511,000)	(253,000)	(253,000)
Additions other than through business combinations, intangible assets and goodwill	(3,452,000)	(3,553,000)	(3,228,000)
Disposals, intangible assets and goodwill		0	0
Increase (decrease) through transfers, intangible assets and goodwill	0	0	0
Acquisitions through business combinations, intangible assets and goodwill	0	0	0
CTA	565,000	136,000	(30,000)
Intangible assets and goodwill at end of period	(9,815,000)	(6,928,000)	$ (3,511,000)	(9,815,000)
Accumulated depreciation and amortisation | (-) Non-compete [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	0
Additions other than through business combinations, intangible assets and goodwill	(1,234,000)
Increase (decrease) through transfers, intangible assets and goodwill	0
Acquisitions through business combinations, intangible assets and goodwill	0
CTA	29,000
Intangible assets and goodwill at end of period	$ (1,205,000)	$ 0		$ (1,205,000)